Federal Income Tax Matters - Schedule of Reclassification Taxable Income (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Increase (decrease) in Paid in Capital in Excess of Par	$ (291)	$ (1,430)
Increase (decrease) in Distributable Earnings (Losses)	$ 291	$ 1,430